Document and Entity Information	12 Months Ended
Aug. 31, 2020 shares
Document Information [Line Items]
Trading Symbol	sjr
Entity Current Reporting Status	Yes
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Document Period End Date	Aug. 31, 2020
Document Type	40-F
Current Fiscal Year End Date	--08-31
Entity Central Index Key	0000932872
Entity Registrant Name	SHAW COMMUNICATIONS INC
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Security 12b Title	Class B Non-Voting Participating Shares
Security Exchange Name	NYSE
ifrs Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	22,372,064
ifrs Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	490,632,833
ifrs Series A Preferred Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	10,012,393
ifrs Series B Preferred Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,987,607